LEGG MASON CLASSIC VALUATION FUND

    Supplement to the Institutional Class Prospectus dated February 28, 2005
       This supplement supersedes all prior supplements to the Prospectus.


The following changes to the Legg Mason Classic Valuation Fund Institutional Class Prospectus are effective beginning December 1, 2005.


1. The first sentence of the section "Management - Distributor of the Fund's Shares" on page 5 of the Prospectus is replaced in its entirety with the following:

Legg Mason Investor Services, LLC ("LMIS"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares.


2. All references to "Legg Mason" on pages 5 and 11 of the Prospectus are replaced with "LMIS".


3. The section "Management - Distributor of the Fund's Shares" on page 5 of the Prospectus is supplemented to include the following paragraph:

Institutional Class shares may be available through authorized financial intermediaries. The fund may pay such financial intermediaries for their services out of that class's assets pursuant to the class's distribution plan or otherwise, as appropriate. These services include sub-accounting and other shareholder services. The fund may pay different financial intermediaries different rates for the services they provide when the fund determines that this is in the best interest of the fund and its shareholders. LMIS and its affiliates (including the adviser) may also from time to time, at their own expense, make payments to financial intermediaries that make shares of the fund available to their clients or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.


4. The second paragraph of the section "Management - Distributor of the Fund's Shares" on page 5 of the Prospectus is replaced in its entirety with the following:

The fund's adviser and its affiliates may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing.


5. The section "How to Invest" beginning on page 6 of the Prospectus is replaced in its entirety with the following:

The fund generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO and U.S. territories are acceptable) or for a non-resident alien.

You can buy shares through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund. You can also buy shares directly from the fund.

The fund reserves the right to revise the minimum initial investment and other eligibility requirements at any time. In addition, the fund may waive the minimum initial investment requirements in its sole discretion.

Institutional Class Shares

For questions regarding your eligibility to invest in Institutional Class shares, contact LMIS' Institutional Funds Division ("Legg Mason Institutional Funds") at 1-888-425-6432 or your financial intermediary. You may be required to provide appropriate documentation confirming your eligibility to invest in these shares.



The following classes of investors may purchase Institutional Class shares:

o    Institutional  investors  who  make an  initial  investment  of at least $1 million in the fund. Generally,  institutional  investors are corporations,
     banks,  trust  companies,   insurance  companies,   investment   companies,
     foundations,  endowments,  pension and  profit-sharing  plans,  and similar entities.

o Investors who invest in the fund through financial intermediaries that offer their clients Institutional Class shares through investment programs
     (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k) or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by LMIS.

Employees of the fund's investment adviser and their spouses and children of such employees may purchase Institutional Class shares of the fund. For such investors, the minimum initial investment is $1,000 per fund and the minimum for each purchase of additional shares is $100.

Purchasing Institutional Class Shares

To obtain an application, please contact Legg Mason Institutional Funds at 1-888-425-6432.

If you invest through a financial intermediary, note that you may purchase shares only in accordance with your financial intermediary's instructions and limitations. Your financial intermediary may have different minimum investment requirements for investments in Institutional Class shares than the minimum investment requirements described in this Prospectus.

Once your account is open, you may use the following methods to purchase additional shares of the fund.

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                             Directly With The Fund
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Wire Transfers                           Wire federal funds to State Street Bank and Trust Company, the fund's custodian. Before wiring federal funds, you must first telephone the fund at 1-888-425-6432 to receive instructions for wire transfer. Please note that the following information will be required when calling: shareholder name; name of the person authorizing the transaction;
                                         shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

                                         Funds should be wired through the Federal Reserve System to:

                                                   State Street Bank and Trust
                                                   Company ABA #011-000-028 DDA
                                                   #99046096 Legg Mason [Insert name of fund]
                                                   [Insert account name and number]

                                         The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.
---------------------------------------- -------------------------------------------------------------------------------------------
Contributions of Eligible Securities     Shares may bepurchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the fund's adviser.
                                         Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Investors who wish to purchase fund shares through the contribution of securities should contact the fund at 1-888-425-6432 for instructions.

                                         Investors should realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to accept or reject any appropriate securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the fund's adviser or the fund.

                                         Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.)
---------------------------------------- -------------------------------------------------------------------------------------------

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                       Through Your Financial Intermediary
--------------------------------------------------------------------------------
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Your financial intermediary can purchase shares of the fund on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your financial intermediary may be subject to transaction fees or other purchase conditions as set by your financial intermediary. You should consult its program literature for further information.
--------------------------------------------------------------------------------

The fund must receive your purchase order in proper form before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to the fund on the following business day, will be processed at the net asset value determined on the day the order was received by the financial intermediary. Certain financial intermediaries may have agreements to purchase shares of the fund, with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the financial intermediary could be held liable for resulting fees or losses. If you invest in the fund through a financial intermediary, it is your financial intermediary's responsibility to transmit your order to the fund in a timely manner.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

The fund may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the fund for execution.

The fund may not be available for sale in certain states. Prospective investors should inquire as to whether the fund is available for sale in their state of residence.

Account Registration Changes:

Changes in registration or account privileges for accounts held directly with the fund must be made in writing. Signature guarantees are required. (See "ACCOUNT POLICIES - Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

         Legg Mason Institutional Funds
         P.O. Box 17635
         Baltimore, Maryland 21297-1635



6. The section "How to Redeem Your Shares" beginning on page 9 of the Prospectus is replaced in its entirety with the following:

You can redeem your shares through any of the following methods.

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
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                             Directly With The Fund
You can redeem your shares through any of the following methods. Redemptions may be initiated by telephone by calling the fund at
1-888-425-6432, but must be confirmed in writing prior to processing.

All requests for redemption should indicate: 1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number; 2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account; 3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact the fund for further details); and 4) the name, address, and account number to which the redemption payment should be sent. Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in proper form. Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.
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Mail                           Send a letter to the fund requesting redemption of your shares to: Legg Mason Institutional Funds,
                               P.O. Box 17635, Baltimore, Maryland 21297-1635.
--------------------------- --------------------------------------------------------------------------------------------------------
Fax                            Fax a request for redemption to the fund at 410-454-5050.
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


--------------------------------------------------------------------------------
                       Through Your Financial Intermediary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Your financial intermediary can redeem shares of the funds on your behalf. Redemptions made through your financial intermediary may be subject to transaction fees or other conditions as set by your financial intermediary. You should consult its program literature for further information.
--------------------------------------------------------------------------------


The fund must receive your redemption order in proper form before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the fund on the following business day, will be effected at the net asset value determined on the day the order was received by the financial intermediary. If you invest in the fund through a financial intermediary, it is your financial intermediary's responsibility to transmit your order to the fund in a timely manner.

Additional Information about Redemptions:

The fund's service providers will follow reasonable procedures to ensure the validity of any telephone, Internet or wire redemption request, such as requesting identifying information from users or employing identification numbers. The fund and its service providers will not be responsible for any account losses due to fraudulent telephone, Internet or wire orders that they reasonably believe to be genuine.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.


7. The first bullet appearing under "The fund reserves the right to" at the bottom of page 11 of the Prospectus is replaced in its entirety with the following:

Suspend the offering of shares permanently or for a period of time;

8. The third paragraph of the section "Account Policies - Frequent Trading of Fund Shares" on page 12 of the Prospectus is replaced in its entirety with the following:

Under the fund's frequent trading policy, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever the fund detects a pattern of excessive trading. The policy provides that the fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" during any rolling 12-month period. However, the fund has the discretion to determine that restricting a shareholder's trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful to the fund. In making such a determination, the fund will consider, among other things, the nature of the shareholder's account, the perceived reason for the frequent trading, the amount of trading and the particular fund in which the trading has occurred. Additionally, the fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

9. The following paragraph is inserted at the top of page 13 under the section "Services for Investors."

Below is a description of services provided to shareholders who own shares directly with the fund. You should contact your financial intermediary to determine if it offers similar services to those listed below.


10. The section "Services for Investors - Confirmations and Account Statements" on page 13 of the Prospectus is replaced in its entirety with the following:

You will receive a confirmation from the fund after each transaction. You will receive account statements monthly.


11. The section "Services for Investors - Mailing of Reports and Prospectuses" on page 13 of the Prospectus is replaced in its entirety with the following:

If two or more members of your household are Legg Mason fund shareholders, you may elect to have all account communications for those funds combined in one convenient mailing. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the fund per the instructions below.

-------------------------- ---------------------------------------------
Institutional              Call 1-888-425-6432 or write to Legg Mason
Class Shareholders         Institutional Funds, P.O. Box 17635, Baltimore,
                           MD 21297-1635.
-------------------------- ---------------------------------------------


12. The third and fourth paragraphs of the section "Distributions and Taxes" on page 14 of the Prospectus are deleted in their entirety. The following information is added to this section:

Receiving Your Dividends and Other Distributions:

Contact your financial intermediary to discuss what options are available to you for receiving your dividends and other distributions.

If you own shares directly with the fund the following conditions apply:

o your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash.

o to change your election, you must notify the fund at least ten days before the next distribution is to be paid.

o if the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


 This supplement should be retained with your Prospectus for future reference.

                   This supplement is dated December 1, 2005.